S000047352 [Member] Expense Example - iShares Short Maturity Municipal Bond Active ETF - iShares Short Maturity Municipal Bond Active ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331